PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
Schedule of Property and Equipment, Net

	December 31,	December 31,
	2023	2024
	RMB	RMB
Building (i)	53,049,213	53,049,213
Computer equipment	2,729,055	3,687,643
Furniture, fixtures and office equipment	1,686,997	3,933,670
Motor vehicles	1,469,021	1,667,222
Software	1,565,195	1,565,195
Leasehold improvements	5,564,110	12,428,593
	66,063,591	76,331,536
Less: accumulated depreciation and amortization	(35,827,606)	(37,633,450)
Property and equipment, net	30,235,985	38,698,086
(i)

In November 2024, Beijing Miusi Education Consultation Co., Ltd. (Beijing Miusi), a wholly-owned subsidiary of Huanqiuyimeng entered into a one-year Commercial Loan Facility with Shanghai Pudong Development Bank Co., Ltd. Beijing Branch, which is pledged by the real estate property owned by ATA Education, see Note 10 for details.

Schedule of Allocation of Depreciation Expense Recognized

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cost of revenues	817,643	1,061,367	435,993
Research and development	22,084	26,669	17,761
Sales and marketing	9,674	15,231	38,651
General and administrative	4,267,932	3,647,782	6,084,067
Total depreciation expense	5,117,333	4,751,049	6,576,472